As filed with the Securities and Exchange Commission on March 1, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07743

The Rockland Funds Trust
(Exact name of registrant as specified in charter)

1235 Westlakes Drive
Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Richard Gould
1235 Westlakes Drive
Berwyn, PA 19312
(Name and address of agent for service)

1-800-497-3933
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

Rockland Small Cap Growth Fund
Schedule of Investments
December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 103.1%
	Alternative Energy - 7.6%
5,000	American Superconductor Corporation (a)	$204,500
4,000	Trina Solar Limited - ADR (a) (b)	215,880
		420,380
	Chemicals - 1.0%
500	NewMarket Corporation	57,385

	Commercial Services - 7.6%
3,000	HMS Holdings Corporation (a)	146,070
30,000	NIC Inc.	274,200
		420,270
	Communications - 5.2%
2,000	AboveNet, Inc. (a)	130,080
8,000	Telestone Technologies Corporation (a)	158,720
		288,800
	Computers & Peripherals - 5.2%
12,650	Compellent Technologies, Inc. (a)	286,902

	Education - 6.2%
10,000	Grand Canyon Education, Inc. (a)	190,100
7,000	Lincoln Educational Services Corporation (a)	151,690
		341,790
	Financial Services - 3.8%
5,000	Credit Acceptance Corporation (a)	210,500

	Health Care Services & Supplies - 1.8%
3,000	IPC The Hospitalist Co (a)	99,750

	Internet Services - 6.9%
7,000	AsiaInfo Holdings, Inc. (a)	213,290
3,100	Netflix Inc. (a)	170,934
		384,224
	Medical - 5.0%
7,000	Bio-Reference Laboratories, Inc. (a)	274,330

	Oil & Gas - Exploration & Production - 6.7%
2,500	Concho Resources Inc. (a)	112,250
22,000	Northern Oil and Gas, Inc. (a)	260,480
		372,730
	Pharmaceuticals - 8.0%
20,675	3SBio, Inc. - ADR (a) (b)	283,041
7,000	China Sky One Medical, Inc. (a)	159,250
		442,291
	Retail & Restaurants - 7.4%
4,000	Home Inns & Hotels Management, Inc - ADR (a) (b)	141,400
4,000	Panera Bread Company - Class A (a)	267,880
		409,280
	Semiconductors - 8.4%
5,500	Netlogic Microsystems Inc. (a)	254,430
15,000	Skyworks Solutions, Inc. (a)	212,850
		467,280
	Software - 22.3%
3,000	athenahealth Inc. (a)	$135,720
4,000	Blackboard Inc. (a)	181,560
15,000	Bottomline Technologies, Inc. (a)	263,550
4,000	Pegasystems Inc.	136,000
3,000	Solera Holdings Inc.	108,030
3,000	Sourcefire Inc. (a)	80,250
10,000	SuccessFactors, Inc. (a)	165,800
3,000	SXC Health Solutions Corporation (a) (b)	161,850
		1,232,760
	TOTAL COMMON STOCKS (Cost $4,494,578)	5,708,672

	WARRANTS - 0.0%
2,030	GreenHunter Energy, Inc. (a) (c)	203
	TOTAL WARRANTS (Cost $0)	203

	SHORT-TERM INVESTMENTS - 0.0%
	Money Market Fund - 0.0%
54	Fidelity Institutional Money Market Portfolio - Select Class, 0.20% (d)	54
	TOTAL SHORT-TERM INVESTMENTS (Cost $54)	54
	Total Investments (Cost $4,494,632) - 103.1%	5,708,929
	Liabilities in Excess of Other Assets - (3.1)%	(171,076)
	TOTAL NET ASSETS - 100.0%	$5,537,853

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign security.
(c)	Illiquid security - acquired through private placement.
(d)	7-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows*:

Cost of investments	$4,494,632
Gross unrealized appreciation	$1,226,018
Gross unrealized depreciation	(11,721)
Net unrealized appreciation	$1,214,297

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to
Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2009 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund's investments at December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks
Alternative Energy	$ 420,380	$ -	$ -	$ 420,380
Chemicals	57,385	-	-	57,385
Commercial Services	420,270	-	-	420,270
Communications	288,800	-	-	288,800
Computers & Peripherals	286,902	-	-	286,902
Education	341,790	-	-	341,790
Financial Services	210,500	-	-	210,500
Health Care Services & Supplies	99,750	-	-	99,750
Internet Services	384,224	-	-	384,224
Medical	274,330	-	-	274,330
Oil & Gas - Exploration & Production	372,730	-	-	372,730
Pharmaceuticals	442,291	-	-	442,291
Retail & Retaurants	409,280	-	-	409,280
Semiconductors	467,280	-	-	467,280
Software	1,232,760	-	-	1,232,760
Total Common Stocks	5,708,672	-	-	5,708,672

Warrants	-	203	-	203
Total Equity	5,708,672	203	-	5,708,875

Short-Term Investments
Money Market Fund	54	-	-	54
Total Short-Term Investments	54	-	-	54

Total Investments in Securities	$ 5,708,726	$ 203	$ -	$ 5,708,929

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

A certification for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Rockland Funds Trust

By (Signature and Title)              /s/ Richard Gould
Richard Gould, President

Date           February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)              /s/ Richard Gould
Richard Gould, President and Treasurer

Date         February 25, 2010